Intangible assets - Rollfoward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 17,950	$ 18,083
Additions to and acquisition of intangible assets		3,376
Amortization expense	(2,354)	(2,309)
Disposals	(7,311)
Impairment charges (note 28)		(1,200)
Intangible assets other than goodwill	8,285	17,950
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	69,547	66,171
Additions to and acquisition of intangible assets		3,376
Amortization expense	0	0
Disposals	(9,138)
Impairment charges (note 28)		0
Intangible assets other than goodwill	60,409	69,547
Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(51,597)	(48,088)
Additions to and acquisition of intangible assets		0
Amortization expense	(2,354)	(2,309)
Disposals	1,827
Impairment charges (note 28)		(1,200)
Intangible assets other than goodwill	$ (52,124)	$ (51,597)